Intangible Assets - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Beginning of period	€ 18,190	€ 16,947
End of period	19,432	18,190	€ 16,947
Cost
Intangible Assets
Beginning of period	18,832	17,400	662
Acquisition of businesses	0	0	16,919
Additions	1,506	410	31
Disposals	0	(38)	0
Exchange differences	0	1,060	(212)
End of period	20,338	18,832	17,400
Accumulated depreciation
Intangible Assets
Beginning of period	(642)	(453)	(243)
Depreciation charge	264	189	210
End of period	(906)	(642)	(453)
Software
Intangible Assets
Beginning of period	427	240
End of period	1,669	427	240
Software | Cost
Intangible Assets
Beginning of period	1,069	693	662
Acquisition of businesses	0	0	0
Additions	1,506	410	31
Disposals	0	(38)	0
Exchange differences	0	4	0
End of period	2,575	1,069	693
Software | Accumulated depreciation
Intangible Assets
Beginning of period	(642)	(453)	(243)
Depreciation charge	264	189	210
End of period	(906)	(642)	(453)
Goodwill
Intangible Assets
Beginning of period	17,763	16,707
End of period	17,763	17,763	16,707
Goodwill | Cost
Intangible Assets
Beginning of period	17,763	16,707	0
Acquisition of businesses	0	0	16,919
Additions	0	0	0
Disposals	0	0	0
Exchange differences	0	1,056	(212)
End of period	17,763	17,763	16,707
Goodwill | Accumulated depreciation
Intangible Assets
Beginning of period	0	0	0
Depreciation charge	0	0	0
End of period	€ 0	€ 0	€ 0